UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 33.0%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.7%
Daimler Finance NA LLC, Senior Notes	2.950%	1/11/17	$1,210,000	$1,251,533	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	280,000	308,165
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,266,531
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	750,000	885,927
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	414,061
Hyundai Capital America, Senior Notes	1.625%	10/2/15	380,000	381,763	(a)

Total Automobiles				4,507,980

Internet & Catalog Retail - 0.2%
Amazon.com Inc.	3.800%	12/5/24	1,170,000	1,227,933

Media - 0.3%
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	859,984
Comcast Corp., Senior Notes	3.375%	2/15/25	440,000	459,815
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	150,438	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	100,000	111,013
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	40,000	48,858
Viacom Inc., Senior Notes	4.250%	9/1/23	200,000	208,601

Total Media				1,838,709

TOTAL CONSUMER DISCRETIONARY				7,574,622

CONSUMER STAPLES - 3.3%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,424,967
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	130,000	147,648
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	280,000	275,510
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	1,210,000	1,366,777
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	141,189
Heineken NV, Senior Notes	1.400%	10/1/17	210,000	210,538	(a)
PepsiCo Inc., Senior Notes	0.700%	8/13/15	640,000	641,006
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	220,000	225,846	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	830,000	900,821	(a)
Suntory Holdings Ltd., Notes	1.650%	9/29/17	650,000	652,552	(a)

Total Beverages				5,986,854

Food & Staples Retailing - 0.5%
CVS Health Corp., Senior Notes	2.250%	12/5/18	700,000	716,156
CVS Health Corp., Senior Notes	4.000%	12/5/23	700,000	759,206
Kroger Co., Notes	3.900%	10/1/15	865,000	881,035
Kroger Co., Senior Notes	4.000%	2/1/24	830,000	890,152

Total Food & Staples Retailing				3,246,549

Food Products - 1.0%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	582,000	658,627
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	390,000	401,546
Mondelez International Inc., Senior Notes	5.375%	2/10/20	1,528,000	1,748,631
Mondelez International Inc., Senior Notes	4.000%	2/1/24	540,000	584,695
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	270,000	286,876
Tyson Foods Inc., Senior Bonds	4.875%	8/15/34	760,000	852,260
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	486,605	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,200,000	1,223,112	(a)

Total Food Products				6,242,352

Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	848,920
Altria Group Inc., Senior Notes	2.850%	8/9/22	650,000	649,054
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	270,000	271,283	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	$980,000	$1,195,672
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	1,280,000	1,447,364
Reynolds American Inc., Senior Notes	3.250%	11/1/22	230,000	229,349

Total Tobacco				4,641,642

TOTAL CONSUMER STAPLES				20,117,397

ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	810,000	961,215
Petrofac Ltd., Senior Notes	3.400%	10/10/18	700,000	684,017	(a)

Total Energy Equipment & Services				1,645,232

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	70,000	75,096
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,330,000	1,488,690
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	622,372
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	320,000	324,640
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,509
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	510,000	523,582
ConocoPhillips, Senior Notes	5.200%	5/15/18	1,310,000	1,454,969
Continental Resources Inc., Senior Notes	5.000%	9/15/22	30,000	29,700
Devon Energy Corp., Senior Notes	6.300%	1/15/19	1,170,000	1,350,023
Ecopetrol SA, Senior Notes	4.250%	9/18/18	430,000	452,790
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	590,000	740,265
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	1,540,000	1,724,567
Gazprom, Loan Participation Notes	6.212%	11/22/16	120,000	120,150	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	380,000	456,749
Noble Energy Inc., Senior Notes	4.150%	12/15/21	270,000	288,575
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,675
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	325,303
Pemex Project Funding Master Trust, Senior Notes	5.750%	3/1/18	190,000	208,050
Petrobras Global Finance BV, Senior Notes	3.151%	3/17/20	370,000	312,280	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	670,000	551,477
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	760,000	700,720
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	600,000	589,608
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	1,233,000	1,137,406
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	520,000	467,886
Petroleos Mexicanos, Notes	8.000%	5/3/19	840,000	1,008,840
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	1,015,000	994,396
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	880,000	935,880
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,220,000	1,228,540	(a)
Phillips 66, Senior Notes	2.950%	5/1/17	310,000	321,060
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	72,000	76,275
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	99,000	105,683
Shell International Finance BV, Senior Notes	4.375%	3/25/20	760,000	849,146
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	270,000	275,083	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	990,000	1,074,001	(a)
Transocean Inc., Senior Notes	5.050%	12/15/16	720,000	720,900
Williams Cos. Inc., Notes	7.875%	9/1/21	200,000	226,106

Total Oil, Gas & Consumable Fuels				21,842,992

TOTAL ENERGY				23,488,224

FINANCIALS - 16.3%
Banks - 9.3%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	680,000	702,979
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	250,000	252,222	(a)
Bank of America Corp., Senior Notes	6.500%	8/1/16	3,375,000	3,618,905
Bank of America Corp., Senior Notes	2.600%	1/15/19	550,000	558,719
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	103,527

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	3.300%	1/11/23	$200,000	$203,019
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	999,513
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,647,928
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,416,758
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	735,185
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	820,000	1,127,895	(a)
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	200,000	204,545
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	295,629
BNP Paribas SA, Senior Notes	2.700%	8/20/18	1,110,000	1,143,271
Citigroup Inc., Senior Notes	6.000%	8/15/17	1,060,000	1,169,101
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,460,000	1,817,062
Citigroup Inc., Senior Notes	3.875%	10/25/23	300,000	315,830
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	20,000	20,835
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	230,000	229,396
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	985,062
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	200,000	223,103
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	430,000	431,721
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	665,000	860,551	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	1,010,000	1,052,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	720,000	786,655
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,080,000	1,282,500	(a)(b)(c)
Danske Bank A/S, Senior Notes	3.875%	4/14/16	930,000	958,070	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	453,354
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,015,382	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	730,000	838,001	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	370,000	374,161	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	240,000	243,780
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,360,000	1,400,217	(a)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	310,000	318,618
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	490,000	538,171
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	142,079
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	970,000	1,005,965
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	540,000	539,155
Landwirtschaftliche Rentenbank, Senior Notes	2.500%	2/15/16	3,980,000	4,058,247
Landwirtschaftliche Rentenbank, Senior Notes	1.375%	10/23/19	300,000	297,307
Lloyds Bank PLC, Senior Notes	2.300%	11/27/18	940,000	956,099
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,215,146	(a)
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,100,000	1,122,877	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	1,000,000	1,096,323	(a)
Royal Bank of Canada, Secured Bonds	3.125%	4/14/15	1,700,000	1,705,411	(a)
Royal Bank of Canada, Senior Secured Bonds	0.625%	12/4/15	3,000,000	3,004,386
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	240,000	242,143
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	650,000	680,427
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,191,147	(a)
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	1,310,000	1,338,504	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	520,000	525,302	(a)
Swedbank AB, Senior Secured Notes	2.375%	4/5/17	1,900,000	1,950,075	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	250,000	280,269
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	4/17/15	3,908,000	3,883,575	(b)(c)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	210,000	210,365
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	690,000	703,865

Total Banks				57,472,495

Capital Markets - 3.7%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	970,000	1,086,621
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,110,000	1,134,431	(a)
Credit Suisse NY, Senior Notes	2.300%	5/28/19	1,060,000	1,067,469
Credit Suisse NY, Senior Notes	3.625%	9/9/24	540,000	561,768

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	4/17/15	$2,020,000	$1,583,175	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	640,000	651,689
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	3,000,000	3,397,773
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	60,000	69,955
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	40,000	45,415
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,268,200
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,564,606
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	292,703
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/17/15	6,200,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.850%	8/19/65	360,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,810,000	1,958,375
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	800,000	866,447
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,830,906
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	690,000	745,310
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	370,000	366,135	(a)
UBS AG London, Senior Secured Notes	0.750%	3/24/16	2,530,000	2,533,119	(a)

Total Capital Markets				23,024,097

Consumer Finance - 0.8%
American Honda Finance Corp., Senior Notes	3.500%	3/16/15	1,170,000	1,171,293	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	1,004,382
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	605,525
SLM Corp., Senior Notes	3.875%	9/10/15	590,000	595,900
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	437,415
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	940,000	943,600

Total Consumer Finance				4,758,115

Diversified Financial Services - 1.7%
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,404,941	(a)
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	220,000	220,942
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	1,000,000	1,124,360
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	220,000	258,108
General Electric Capital Corp., Senior Notes	5.550%	5/4/20	220,000	257,210
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	20,000	22,216
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,840,000	2,086,474
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,685,000	1,832,774	(b)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	1,930,000	2,050,625	(a)
Private Export Funding Corp., Secured Notes	2.125%	7/15/16	1,130,000	1,152,953

Total Diversified Financial Services				10,410,603

Insurance - 0.3%
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	250,000	280,252
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	620,000	795,150	(a)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	402,956
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	370,000	516,631	(a)

Total Insurance				1,994,989

Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	1,100,000	1,109,699	(a)

Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	810,000	855,725
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	50,000	51,870
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	520,000	541,793
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	389,891	(a)

Total Thrifts & Mortgage Finance				1,839,279

TOTAL FINANCIALS				100,609,277

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 2.2%
Biotechnology - 0.3%
Amgen Inc., Senior Notes	3.625%	5/22/24	$250,000	$260,768
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	1,390,000	1,406,615

Total Biotechnology				1,667,383

Health Care Equipment & Supplies - 0.6%
Baxter International Inc., Senior Notes	5.900%	9/1/16	570,000	611,705
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	180,000	188,721
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	550,000	602,730
Medtronic Inc., Senior Notes	4.450%	3/15/20	390,000	432,950
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	216,860
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,500,000	1,565,650	(a)

Total Health Care Equipment & Supplies				3,618,616

Health Care Providers & Services - 0.5%
Anthem Inc., Notes	5.875%	6/15/17	100,000	109,750
Anthem Inc., Senior Notes	1.250%	9/10/15	130,000	130,440
Anthem Inc., Senior Notes	4.350%	8/15/20	690,000	758,138
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	73,768
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	334,649
Humana Inc., Senior Notes	7.200%	6/15/18	760,000	884,384
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	109,276
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	630,000	629,150
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	412,603

Total Health Care Providers & Services				3,442,158

Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc., Senior Notes	5.000%	7/15/20	860,000	938,825
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	526,020
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	280,000	293,099

Total Life Sciences Tools & Services				1,757,944

Pharmaceuticals - 0.5%
AbbVie Inc., Senior Notes	1.750%	11/6/17	470,000	473,698
AbbVie Inc., Senior Notes	2.900%	11/6/22	380,000	380,207
Merck & Co., Inc., Senior Notes	2.750%	2/10/25	420,000	418,304
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	750,000	757,313
Perrigo Finance PLC, Senior Notes	3.500%	12/15/21	900,000	931,153
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	239,812
Zoetis Inc., Senior Notes	3.250%	2/1/23	170,000	169,272

Total Pharmaceuticals				3,369,759

TOTAL HEALTH CARE				13,855,860

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	1,250,000	1,454,030

Airlines - 0.1%
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	116,642	128,446
US Airways, Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	703,241	745,436

Total Airlines				873,882

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	3.500%	5/15/24	500,000	520,617

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	1.500%	11/2/17	$200,000	$200,788
Eaton Corp., Senior Notes	2.750%	11/2/22	1,520,000	1,531,847

Total Electrical Equipment				1,732,635

Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	0.850%	10/9/15	270,000	270,831
General Electric Co., Senior Notes	4.500%	3/11/44	340,000	384,986
United Technologies Corp., Senior Notes	4.500%	4/15/20	280,000	313,432

Total Industrial Conglomerates				969,249

Machinery - 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	360,000	365,615
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	110,000	108,378

Total Machinery				473,993

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	1,090,000	1,184,816
Canadian National Railway Co. Financing Pass-Through Trusts, Secured Bonds	7.195%	1/2/16	2,133,615	2,229,082

Total Road & Rail				3,413,898

TOTAL INDUSTRIALS				9,438,304

INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	462,142	(a)

IT Services - 0.1%
MasterCard Inc., Senior Notes	3.375%	4/1/24	640,000	671,308

Semiconductors & Semiconductor Equipment - 0.2%
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	1,130,000	1,186,453

Software - 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	860,000	862,019

TOTAL INFORMATION TECHNOLOGY				3,181,922

MATERIALS - 1.8%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	180,000	197,158
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	421,887
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	200,000	222,904

Total Chemicals				841,949

Metals & Mining - 1.6%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	560,000	557,413
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	810,000	955,436
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	300,000	314,343
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	750,000	720,016
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	470,000	470,342	(a)
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	1,100,000	1,121,165
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	590,000	634,972
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,350,000	1,311,462
Vale Overseas Ltd., Notes	6.250%	1/23/17	650,000	691,379
Vale Overseas Ltd., Notes	6.875%	11/21/36	50,000	49,775
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,976,000	1,920,593
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	100,000	106,830	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	530,000	532,830	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	680,000	690,799	(a)

Total Metals & Mining				10,077,355

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	$330,000	$349,038

TOTAL MATERIALS				11,268,342

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	395,883
AT&T Inc., Senior Notes	1.400%	12/1/17	400,000	396,494
AT&T Inc., Senior Notes	4.450%	5/15/21	120,000	129,771
AT&T Inc., Senior Notes	3.875%	8/15/21	370,000	387,966
British Telecommunications PLC, Senior Notes	2.350%	2/14/19	950,000	960,031
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	550,000	577,658
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	124,365
Verizon Communications Inc., Senior Notes	2.625%	2/21/20	987,000	995,958	(a)
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	320,000	352,001
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	790,000	822,555
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	200,000	192,231
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	4,130,000	4,736,424
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	240,000	257,919

Total Diversified Telecommunication Services				10,329,256

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,110,000	1,252,913

TOTAL TELECOMMUNICATION SERVICES				11,582,169

UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp., Notes	4.900%	6/15/15	600,000	607,090
FirstEnergy Corp., Notes	7.375%	11/15/31	140,000	178,477
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	880,000	896,967
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,136,911

TOTAL UTILITIES				2,819,445

TOTAL CORPORATE BONDS & NOTES (Cost - $200,686,450)				203,935,562

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 10.7%
Access Group Inc., 2005-A A3	0.656%	7/25/34	2,560,000	2,438,536	(b)
Access Group Inc., 2005-B A2	0.486%	7/25/22	299,323	297,884	(b)
ACS Pass Through Trust, 2007-1A G1	0.485%	6/14/37	1,050,030	1,026,404	(a)(b)
Aegis Asset-Backed Securities Trust, 2005-3 M1	0.641%	8/25/35	724,702	719,719	(b)
AESOP Funding II LLC, 2011-3A A	3.410%	11/20/17	1,200,000	1,239,576	(a)
ALM Loan Funding, 2015-12A A1	1.749%	4/16/27	1,500,000	1,495,950	(a)(b)(f)
Apidos CDO, 2013-16A B	3.057%	1/19/25	800,000	786,502	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	1,270,000	1,261,840	(a)(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	250,000	256,336	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	3,050,000	3,123,755	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3	2.589%	3/25/44	947,148	924,425	(b)
BMW Floorplan Master Owner Trust, 2012-1A A	0.575%	9/15/17	1,420,000	1,422,086	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1	1.723%	10/15/25	250,000	249,605	(a)(b)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	3,000,000	2,999,833	(a)
Countrywide Asset-Backed Certificates, 2002-BC1	0.831%	4/25/32	197,610	130,218	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Home Equity Loan Trust, 2004-E 2A	0.435%	6/15/29	$815,945	$783,365	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,570,463	1,363,947	(b)
Covenant Credit Partners CLO Ltd., 2014-1A A	1.737%	7/20/26	500,000	496,122	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-CB3 M1	0.608%	5/25/35	184,549	183,555	(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-RP1 M1	0.791%	1/25/35	344,988	339,138	(a)(b)
CS First Boston Mortgage Securities Corp., 2002-MH3 A	6.700%	12/25/31	279,571	298,726
Educational Funding of the South Inc., 2011-1 A2	0.906%	4/25/35	2,948,995	2,940,582	(b)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1	1.296%	3/25/33	1,165,977	1,118,257	(b)
Flatiron CLO Ltd., 2013-1A B	3.007%	1/17/26	500,000	486,917	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.666%	2/20/32	300,000	274,925	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.667%	3/13/32	450,000	406,785	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	143,313	141,710	(a)
GSAA Home Equity Trust, 2005-8 A4	0.441%	6/25/35	827,842	803,597	(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	35,000	35,125	(a)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	180,000	179,763	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.688%	3/25/31	122,717	101,182	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.471%	11/25/34	379,183	375,647	(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A2	0.771%	5/25/37	3,380,000	2,916,703	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1	1.521%	2/25/33	1,203,185	1,143,829	(b)
National Collegiate Student Loan Trust, 2005-1 A4	0.411%	11/27/28	1,298,862	1,274,152	(b)
National Collegiate Student Loan Trust, 2006-4 A2	0.311%	12/27/27	526,380	519,174	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.521%	12/7/20	1,553,273	1,554,873	(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.723%	4/15/26	390,000	389,495	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.762%	10/20/26	1,000,000	999,280	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4	0.941%	2/25/35	1,180,000	1,095,977	(b)
Option One Mortgage Loan Trust, 2005-2 M1	0.611%	5/25/35	3,170,000	3,029,813	(b)
OZLM Ltd., 2014-8A A1A	1.715%	10/17/26	250,000	248,985	(a)(b)
OZLM Ltd., 2014-8A A2A	2.425%	10/17/26	250,000	246,416	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	72,403	74,153
Saranac CLO Ltd., 2014-2A B	2.311%	2/20/25	500,000	490,192	(a)(b)
SASCO Mortgage Loan Trust, 2005-GEL1 M1	0.718%	12/25/34	748,321	729,099	(b)
Shackleton CLO Ltd., 2013-4A B1	2.254%	1/13/25	750,000	739,558	(a)(b)
SLM Student Loan Trust, 2002-A A2	0.821%	12/16/30	2,121,087	2,091,867	(b)
SLM Student Loan Trust, 2003-04 A5A	1.021%	3/15/33	542,602	540,906	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.021%	3/15/33	1,957,843	1,951,721	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.021%	12/15/25	880,000	879,747	(a)(b)
SLM Student Loan Trust, 2005-05 B	0.506%	10/25/40	767,710	671,441	(b)
SLM Student Loan Trust, 2005-07 A4	0.406%	10/25/29	1,000,000	966,089	(b)
SLM Student Loan Trust, 2011-B A1	1.023%	12/16/24	391,724	392,835	(a)(b)
SLM Student Loan Trust, 2013-A A1	0.772%	8/15/22	552,564	553,040	(a)(b)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	590,262	624,892
Small Business Administration Participation Certificates, 2015-20B 1	2.460%	2/1/35	480,000	480,000	(f)
SMB Private Education Loan Trust, 2014-A A1	0.656%	9/15/21	4,527,702	4,524,358	(a)(b)
Sound Point CLO Ltd., 2014-1A B1	2.157%	4/18/26	800,000	780,014	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.617%	10/20/26	500,000	494,850	(a)(b)
Soundview Home Equity Loan Trust, 2005-3 M2	0.951%	6/25/35	72,617	72,197	(b)
TICP CLO II Ltd., 2014-2A A1A	1.707%	7/20/26	500,000	495,290	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Trade Maps Ltd., 2013-1A A	0.872%	12/10/18	$2,590,000	$2,587,897	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	375,409	385,000
Venture CDO Ltd., 2013-15A B1	2.303%	7/15/25	500,000	494,638	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	1,480,000	1,470,389	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.733%	10/14/26	1,500,000	1,497,087	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $65,174,673)				66,107,969

			FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%
ARM Trust, 2004-5 4A1	2.652%	4/25/35	1,418,020	1,391,314	(b)
Banc of America Commercial Mortgage Trust, 2006-2 AJ	5.764%	5/10/45	2,540,000	2,645,804	(b)
Banc of America Commercial Mortgage Trust, 2006-5 AM	5.448%	9/10/47	770,000	802,760
Bear Stearns Alt-A Trust, 2005-2 2A4	2.516%	4/25/35	680,754	651,586	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AM	6.084%	6/11/50	340,000	372,635	(b)
Citigroup Commercial Mortgage Trust, 2005-C3 AM	4.830%	5/15/43	90,368	90,354	(b)
Citigroup Commercial Mortgage Trust, 2012-GC8 XA, IO	2.205%	9/10/45	2,862,427	282,633	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-388G A	0.922%	6/15/33	1,240,000	1,233,657	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	680,191
Citigroup Mortgage Loan Trust Inc., 2005-8, 1A1A	2.515%	10/25/35	980,925	829,648	(b)
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.406%	2/25/36	434,248	433,549	(a)(b)
COMM Mortgage Trust, 2013-CR13 XA, IO	1.010%	12/10/23	2,682,145	152,078	(b)
COMM Mortgage Trust, 2014-CR18 XA, IO	1.301%	7/15/47	6,228,435	481,527	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	170,000	185,682
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	77,426	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.085%	10/10/46	40,000	43,935	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.429%	3/10/47	4,123,952	359,464	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.371%	7/25/24	367,762	367,100	(b)
Countrywide Home Loans, 2004-20 2A1	2.477%	9/25/34	196,246	149,182	(b)
Countrywide Home Loans, 2004-R1 1AF	0.571%	11/25/34	177,286	161,643	(a)(b)
Credit Suisse Mortgage Trust, 2014-6R 11A1	0.351%	9/27/36	1,241,765	1,177,450	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.122%	9/15/38	580,000	577,801	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.522%	9/15/38	894,000	887,816	(a)(b)
CS First Boston Mortgage Securities Corp., 2005-9 3A1	6.000%	10/25/35	1,049,985	776,401
Del Coronado Trust, 2013-HDC A	0.972%	3/15/26	920,000	919,694	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 3AR1	2.719%	6/25/34	351,994	330,947	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 3AF1	0.453%	4/15/36	2,100,490	1,987,536	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.721%	2/25/48	317,038	317,153	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.871%	12/29/45	1,119,441	1,092,771	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	4,319	4,570
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	652	89
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	6,500,924	839,527

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.078%	9/15/42	$1,411,581	$253,388	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K715 X1, IO	1.170%	1/25/21	6,700,854	384,897	(b)
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	2,559,974	403,598
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	2,603,762	322,229
Federal National Mortgage Association (FNMA), 2013-M1 X1, IO	4.542%	11/25/16	11,782,074	547,855	(b)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	4.626%	1/25/17	7,072,936	129,230	(b)
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	551	544
FREMF Mortgage Trust, 2013-KF02 C	4.169%	12/25/45	210,617	215,680	(a)(b)
FREMF Mortgage Trust, 2014-K36 C	4.362%	12/25/46	50,000	51,755	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.009%	10/25/47	160,000	157,859	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.856%	1/25/47	150,000	150,605	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	870,000	892,342	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.518%	8/20/58	1,115,641	1,111,820	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.618%	11/20/60	2,449,809	2,449,707	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.668%	2/20/61	801,234	802,554	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.668%	3/20/61	399,034	399,804	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.638%	8/20/61	3,507,676	3,510,324	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.237%	4/16/53	5,086,342	325,317	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA	0.518%	12/20/62	1,634,173	1,623,224	(b)
Government National Mortgage Association (GNMA), 2013-95, IO, IO	0.711%	4/16/47	12,261,707	724,630	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.568%	3/20/63	3,343,086	3,326,782	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	1.100%	6/16/54	7,426,824	601,469	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.890%	5/16/55	7,660,426	563,953	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	1.021%	1/16/57	6,614,280	586,091	(b)
Government National Mortgage Association (GNMA), 2015-21 A	2.600%	11/16/42	590,000	603,455	(f)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	290,000	327,396	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.521%	1/25/35	227,361	190,455	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.558%	1/19/35	469,341	468,198	(b)
HarborView Mortgage Loan Trust, 2005-9 B1	0.774%	6/20/35	1,968,881	1,755,143	(b)
IMPAC Secured Assets Corp., 2006-5 2A	0.371%	12/25/36	1,115,350	1,046,803	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.081%	11/15/45	160,000	175,217	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.887%	1/15/47	90,000	100,843	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.562%	9/15/47	410,000	424,572	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 AS	4.202%	9/15/47	540,000	584,024	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AM	5.270%	12/15/44	$500,000	$513,571	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C	2.272%	8/15/27	400,000	399,811	(a)(b)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	5.906%	7/15/44	1,110,000	1,207,827	(b)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.169%	9/15/45	1,020,000	1,131,647	(b)
MASTR ARM Trust, 2004-11 M1	0.811%	11/25/34	332,701	330,212	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.383%	2/25/34	539,886	542,231	(b)
MLCC Mortgage Investors Inc., 2005-1, 2A1	2.127%	4/25/35	163,133	154,415	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.083%	7/15/46	550,000	606,212	(b)
Morgan Stanley Capital I Trust, 2014-CPT AM	3.402%	7/13/29	1,820,000	1,894,325	(a)(b)
Morgan Stanley Capital I Trust, 2014-CPT B	3.446%	7/13/29	1,540,000	1,592,323	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A	0.621%	7/25/34	678,239	663,490	(b)
PFP III, 2014-1 D	4.256%	6/14/31	230,000	230,354	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	218,872	223,783
SACO I Trust, 2007-VA1 A	8.972%	6/25/21	685,031	709,873	(a)(b)
Sequoia Mortgage Trust, 2003-03 A1	0.834%	7/20/33	554,282	529,601	(b)
Sequoia Mortgage Trust, 2004-11 A1	0.474%	12/20/34	772,422	750,184	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.371%	2/25/24	1,330,000	1,341,910	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.821%	4/25/24	2,490,000	2,455,613	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.571%	8/25/24	1,230,000	1,249,718	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.671%	8/25/24	1,880,000	1,890,446	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	2.821%	10/25/24	1,450,000	1,463,674	(b)
UBS Barclays Commercial Mortgage Trust, 2012-C4 XA, IO	1.846%	12/10/45	1,575,709	157,653	(a)(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.281%	5/10/45	9,761,805	1,123,672	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.499%	12/10/45	570,000	568,939	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.373%	12/15/43	1,618,000	1,554,325	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR13 A2A	0.911%	11/25/34	278,652	263,466	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7	2.615%	8/25/34	564,969	573,518	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.789%	12/15/45	4,415,245	425,404	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 B	4.377%	10/15/57	1,610,000	1,742,757	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.850%	10/15/57	520,000	521,849	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.724%	10/15/57	11,114,862	518,686	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $73,013,403)				72,847,175

MORTGAGE-BACKED SECURITIES - 2.0%
FHLMC - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC)	2.361%	12/1/34	282,572	301,618	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.223%	7/1/35	807,605	859,576	(b)

Total FHLMC				1,161,194

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 1.4%
Federal National Mortgage Association (FNMA)	8.000%	9/1/15	$274	$276
Federal National Mortgage Association (FNMA)	2.024%	3/1/18	2,409	2,509	(b)
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	7,668	8,852
Federal National Mortgage Association (FNMA)	3.500%	8/1/33-9/1/43	810,924	855,415
Federal National Mortgage Association (FNMA)	2.250%	12/1/34	114,628	122,303	(b)
Federal National Mortgage Association (FNMA)	1.915%	1/1/35	1,214,191	1,277,935	(b)
Federal National Mortgage Association (FNMA)	5.000%	12/1/35	885,190	983,992
Federal National Mortgage Association (FNMA)	1.860%	5/1/43	5,529,259	5,706,977	(b)

Total FNMA				8,958,259

GNMA - 0.4%
Government National Mortgage Association (GNMA)	1.976%	6/20/60	2,210,723	2,339,144	(b)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,082,310)				12,458,597

MUNICIPAL BONDS - 0.2%
Virginia - 0.2%
Virginia State Housing Development Authority (Cost - $1,068,940)	6.000%	6/25/34	1,084,086	1,169,480

SOVEREIGN BONDS - 2.9%
Brazil - 0.1%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	470,000	453,550

Canada - 0.7%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,396,241
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,619,951
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,424,609

Total Canada				4,440,801

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	910,000	1,041,950

Germany - 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	368,978

Indonesia - 0.2%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	273,600	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	769,000	899,730	(a)

Total Indonesia				1,173,330

Mexico - 0.7%
United Mexican States, Senior Notes	3.500%	1/21/21	4,151,000	4,337,795

Poland - 0.2%
Republic of Poland, Senior Notes	4.000%	1/22/24	1,480,000	1,599,463

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	955,645	1,023,544	(h)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	189,950	203,446	(a)

Total Russia				1,226,990

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	1,150,000	1,324,800

Turkey - 0.3%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	140,000	153,371
Republic of Turkey, Senior Bonds	5.750%	3/22/24	970,000	1,081,550
Republic of Turkey, Senior Notes	7.000%	3/11/19	360,000	408,780
Republic of Turkey, Senior Notes	6.250%	9/26/22	278,000	316,779

Total Turkey				1,960,480

TOTAL SOVEREIGN BONDS (Cost - $16,996,431)				17,928,137

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.9%
U.S. Government Agencies - 4.1%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	$3,350,000	$3,642,800	(a)
Federal Home Loan Bank (FHLB), Bonds	0.875%	5/24/17	40,000	40,136
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,325,563
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	4,780,000	4,712,158
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	7,909,603
Resolution Funding Corp. Strip Principal, Bonds	0.000%	10/15/19	2,050,000	1,889,764
Tennessee Valley Authority, Bonds	5.980%	4/1/36	70,000	96,090
Tennessee Valley Authority, Notes	5.250%	9/15/39	760,000	983,435
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,990,938

Total U.S. Government Agencies				25,590,487

U.S. Government Obligations - 21.8%
U.S. Treasury Bonds	3.625%	2/15/44	770,000	931,640
U.S. Treasury Bonds	3.000%	11/15/44	2,320,000	2,512,124
U.S. Treasury Bonds	2.500%	2/15/45	1,460,000	1,429,774
U.S. Treasury Notes	1.500%	7/31/16	650,000	659,649
U.S. Treasury Notes	0.625%	11/30/17	17,310,000	17,163,938
U.S. Treasury Notes	1.500%	8/31/18	1,900,000	1,919,593
U.S. Treasury Notes	1.500%	12/31/18	5,740,000	5,783,945
U.S. Treasury Notes	1.625%	7/31/19	5,850,000	5,898,900
U.S. Treasury Notes	1.500%	11/30/19	19,150,000	19,164,956
U.S. Treasury Notes	1.625%	12/31/19	5,370,000	5,402,725
U.S. Treasury Notes	1.250%	1/31/20	100,000	98,820
U.S. Treasury Notes	2.000%	5/31/21	30,460,000	30,909,772
U.S. Treasury Notes	2.250%	7/31/21	31,940,000	32,883,220
U.S. Treasury Notes	1.875%	11/30/21	330,000	331,418
U.S. Treasury Notes	1.500%	1/31/22	5,540,000	5,426,170
U.S. Treasury Notes	2.500%	5/15/24	3,490,000	3,641,051
U.S. Treasury Notes	2.250%	11/15/24	170,000	173,586
U.S. Treasury Notes	2.000%	2/15/25	190,000	189,970

Total U.S. Government Obligations				134,521,251

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $156,653,142)				160,111,738

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	3,662,387	4,445,508
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,229,174	1,454,363
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	977,217	994,853
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	7,264,800	7,452,094
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,495,748	2,602,401
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,216,359	1,217,309

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $17,455,844)				18,166,528

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Call @ $99.63		12/14/15	73	$5,019
Eurodollar Futures, Put @ $98.88		12/14/15	73	10,950
U.S. Treasury 5-Year Notes Futures, Call @ $119.50		3/27/15	57	24,492
U.S. Treasury 5-Year Notes Futures, Call @ $121.50		3/27/15	57	1,781

TOTAL PURCHASED OPTIONS (Cost - $52,048)				42,242

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $543,183,241)				552,767,428

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 9.3%
U.S. Government Agencies - 6.4%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes (Cost - $38,995,147)	0.080%	4/27/15	$39,000,000	38,995,147	(i)

Repurchase Agreements - 2.9%
Goldman Sachs & Co. repurchase agreement dated 2/27/15; Proceeds at maturity - $18,000,075; (Fully collateralized by U.S. government agency obligations, 1.880% due 9/10/19; Market value - $18,366,750) (Cost -$18,000,000)	0.050%	3/2/15	18,000,000	18,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $56,995,147)				56,995,147

TOTAL INVESTMENTS - 98.8% (Cost - $600,178,388#)				609,762,575
Other Assets in Excess of Liabilities - 1.2%				7,698,355

TOTAL NET ASSETS - 100.0%				$617,460,930

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of February 28, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Put	12/14/15	$99.25	73	$32,394
Eurodollar Futures, Call	12/14/15	99.25	73	28,744
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.75	56	21,350
U.S. Treasury 5-Year Notes Futures, Call	3/27/15	120.50	114	15,141
U.S. Treasury 5-Year Notes Futures, Put	3/27/15	118.25	57	9,797
U.S. Treasury 5-Year Notes Futures, Put	3/27/15	118.00	6	750
U.S. Treasury 10-Year Notes Futures, Put	3/27/15	125.50	54	9,281
U.S. Treasury 10-Year Notes Futures, Call	3/27/15	129.50	54	14,344
U.S. Treasury 10-Year Notes Futures, Call	3/27/15	130.00	47	8,812
U.S. Treasury 10-Year Notes Futures, Call	3/27/15	130.50	93	11,625
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	130.00	81	53,156
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	130.50	119	39,047
U.S. Treasury 10-Year Notes Futures, Put	3/27/15	124.50	47	3,672
U.S. Treasury 10-Year Notes Futures, Put	4/24/15	124.50	38	8,189
U.S. Treasury 10-Year Notes Futures, Call	3/27/15	131.00	180	14,062

TOTAL WRITTEN OPTIONS (Premiums received - $380,651)				$270,364

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$100,609,277	$0	*	$100,609,277
Other coporate bonds & notes	—	103,326,285	—		103,326,285
Asset-backed securities	—	66,107,969	—		66,107,969
Collateralized mortgage obligations	—	72,847,175	—		72,847,175
Mortgage-backed securities	—	12,458,597	—		12,458,597
Municipal bonds	—	1,169,480	—		1,169,480
Sovereign bonds	—	17,928,137	—		17,928,137
U.S. government & agency obligations	—	160,111,738	—		160,111,738
U.S. Treasury inflation protected securities	—	18,166,528	—		18,166,528
Purchased options	$42,242	—	—		42,242

Total long-term investments	$42,242	$552,725,186	$0	*	$552,767,428

Short-term investments†	—	56,995,147	—		56,995,147

Total investments	$42,242	$609,720,333	$0	*	$609,762,575

Other financial instruments:
Futures contracts	$449,624	—	—		$449,624
OTC credit default swaps on corporate issues - sell protection‡	—	$4,493	—		4,493
Centrally cleared interest rate swaps	—	604,093	—		604,093

Total other financial instruments	$449,624	$608,586	—		$1,058,210

Total	$491,866	$610,328,919	$0	*	$610,820,785

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$270,364	—	—		$270,364
Futures contracts	41,902	—	—		41,902
OTC credit default swaps on corporate issues - buy protection‡	—	$1,134	—		1,134
OTC credit default swaps on credit indices - sell protection‡	—	9,118	—		9,118

Total	$312,266	$10,252	—		$322,518

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,390,099
Gross unrealized depreciation	(8,805,912)

Net unrealized appreciation	$9,584,187

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	30	12/15	$7,451,348	$7,442,250	$(9,098)
90-Day Eurodollar	158	6/16	38,884,114	39,022,050	137,936
90-Day Eurodollar	982	12/16	241,350,279	241,535,175	184,896
U.S. Treasury 2-Year Notes	206	6/15	44,955,763	45,027,094	71,331
U.S. Treasury 5-Year Notes	30	6/15	3,566,902	3,578,438	11,536
U.S. Treasury 10-Year Notes	181	6/15	23,088,643	23,131,234	42,591
U.S. Treasury Long-Term Bonds	3	6/15	484,197	485,531	1,334

					$440,526

Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	43	6/15	7,203,290	7,236,094	(32,804)

Net unrealized appreciation on open futures contracts					$407,722

During the period ended February 28, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of May 31, 2014	800	$245,803
Options written	6,433	1,747,337
Options closed	(3,458)	(950,035)
Options exercised	(406)	(169,032)
Options expired	(2,277)	(493,422)

Written options, outstanding as of February 28, 2015	1,092	$380,651

At February 28, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
RBS Greenwich	$8,928,000	5/15/30	2.11% semi-annually	3-Month LIBOR	$(89,083)	$377,559
Morgan Stanley	7,011,000	5/15/30	2.11% semi-annually	3-Month LIBOR	—	226,534

Total	$15,939,000				$(89,083)	$604,093

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$410,000	6/20/21	0.91%	1.000% quarterly	$2,142	$4,479	$(2,337)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	450,000	6/20/21	0.91%	1.000% quarterly	2,351	5,185	(2,834)

Total	$860,000				$4,493	$9,664	$(5,171)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 3/20/20)	$330,000	3/20/15	0.48%	5.000% quarterly	$(870)	$32	$(902)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/20)	100,000	3/20/15	0.48%	5.000% quarterly	(264)	13	(277)

Total	$430,000				$(1,134)	$45	$(1,179)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	$200,000	10/17/57	3.000% monthly	$(9,118)	$(9,991)	$873

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: April 15, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: April 15, 2015